FORM N-Q
                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08394
                                  -----------

                           TEMPLETON DRAGON FUND, INC.
                         ---------------------------------
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
      --------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         ---------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500
                                                    ---------------
Date of fiscal year end:   12/31

Date of reporting period:  3/31/10_


ITEM 1. SCHEDULE OF INVESTMENTS.


TEMPLETON DRAGON FUND, INC.
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED)

                                                                       COUNTRY      SHARES/UNITS        VALUE
                                                                    -------------   ------------   --------------
       COMMON STOCKS AND OTHER EQUITY INTERESTS 99.0%
       AIR FREIGHT & LOGISTICS 0.2%
       Sinotrans Ltd., H                                                China          5,999,000   $    1,661,184
                                                                                                   --------------
       AUTO COMPONENTS 1.5%
       Cheng Shin Rubber Industry Co. Ltd.                              Taiwan         7,512,108       15,998,063
                                                                                                   --------------
       AUTOMOBILES 4.4%
       Chongqing Changan Automobile Co. Ltd., B                         China          5,849,502        5,168,250
       Denway Motors Ltd.                                               China          7,716,000        4,114,272
       Dongfeng Motor Corp., H                                          China         17,906,000       29,058,261
       Great Wall Motor Co. Ltd., H                                     China          2,332,538        4,896,850
       Jiangling Motors Corp. Ltd., B                                   China          3,163,420        5,512,583
                                                                                                   --------------
                                                                                                       48,750,216
                                                                                                   --------------
       BEVERAGES 0.4%
       Yantai Changyu Pioneer Wine Co. Ltd., B                          China            538,490        4,480,337
                                                                                                   --------------
       CHEMICALS 0.1%
(a, b) Yingde Gases Group Co. Ltd., 144A                              Hong Kong        1,273,500        1,407,300
                                                                                                   --------------
       COMMERCIAL BANKS 9.0%
       Bank of China Ltd., H                                            China         40,014,000       21,284,454
   (a) Bank of China Ltd., H, 144A                                      China          9,420,000        5,010,735
       BOC Hong Kong (Holdings) Ltd.                                    China          5,056,500       12,061,227
       China Construction Bank Corp., H                                 China         43,922,797       35,922,305
(a, b) China Minsheng Banking Corp. Ltd., 144A                          China          3,862,500        3,964,855
       Industrial and Commercial Bank of China Ltd., H                  China         27,510,000       21,010,954
                                                                                                   --------------
                                                                                                       99,254,530
                                                                                                   --------------
       COMMERCIAL SERVICES & SUPPLIES 0.1%
   (b) Fook Woo Group Holdings Ltd.                                     China          3,020,000        1,050,198
                                                                                                   --------------
       COMMUNICATIONS EQUIPMENT 0.6%
       D-Link Corp.                                                     Taiwan         1,908,360        1,971,937
       ZTE Corp., H                                                     China            819,758        4,967,590
                                                                                                   --------------
                                                                                                        6,939,527
                                                                                                   --------------
       COMPUTERS & PERIPHERALS 3.8%
       Advantech Co. Ltd.                                               Taiwan         1,822,628        3,893,020
       Asustek Computer Inc.                                            Taiwan        14,685,817       25,584,805
       HTC Corp.                                                        Taiwan           135,000        1,577,853
       Lite-On IT Corp.                                                 Taiwan         6,625,560        7,169,819
       Lite-On Technology Corp.                                         Taiwan           629,835          836,341
       Simplo Technology Co. Ltd.                                       Taiwan           380,000        2,166,811
                                                                                                   --------------
                                                                                                       41,228,649
                                                                                                   --------------
       CONSTRUCTION MATERIALS 0.2%
       Asia Cement China Holdings Corp.                                 China          3,337,500        1,848,376
                                                                                                   --------------
       DISTRIBUTORS 3.2%
       China Resources Enterprise Ltd.                                Hong Kong        5,818,000       21,505,825
       Dah Chong Hong Holdings Ltd.                                   Hong Kong       19,608,520       13,082,027
                                                                                                   --------------
                                                                                                       34,587,852
                                                                                                   --------------
       DIVERSIFIED TELECOMMUNICATION SERVICES 0.9%
       China Telecom Corp. Ltd., H                                      China          9,538,000        4,729,536
       China Unicom (Hong Kong) Ltd.                                    China          4,430,752        4,993,281
                                                                                                   --------------
                                                                                                        9,722,817
                                                                                                   --------------
       ELECTRIC UTILITIES 2.6%
       Cheung Kong Infrastructure Holdings Ltd.                       Hong Kong        7,492,000       28,851,570
                                                                                                   --------------

   Quarterly Statement of Investments    See Notes to Statements of Investments.

TEMPLETON DRAGON FUND, INC.
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

       ELECTRICAL EQUIPMENT 0.3%
       Dongfang Electric Co. Ltd., H                                    China            570,000   $    3,200,824
                                                                                                   --------------
       ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS 0.5%
   (b) China Security & Surveillance Technology Inc.                United States        202,800        1,559,532
       Hon Hai Precision Industry Co. Ltd.                              Taiwan           970,000        4,201,780
                                                                                                   --------------
                                                                                                        5,761,312
                                                                                                   --------------
       FOOD & STAPLES RETAILING 17.4%
       Beijing Jingkelong Co. Ltd., H                                   China          3,229,447        3,281,751
       Dairy Farm International Holdings Ltd.                         Hong Kong       28,363,378      187,198,295
                                                                                                   --------------
                                                                                                      190,480,046
                                                                                                   --------------
       FOOD PRODUCTS 2.8%
       China Foods Ltd.                                                 China         16,200,000       13,207,457
       China Yurun Food Group Ltd.                                      China          1,084,000        3,308,858
       People's Food Holdings Ltd.                                      China          3,574,000        1,520,144
(a, b) Shenguan Holdings Group Ltd., 144A                               China          7,362,000        7,092,476
       Uni-President China Holdings Ltd.                                Taiwan         2,340,000        1,425,534
       Uni-President Enterprises Corp.                                  Taiwan         1,347,482        1,534,582
   (b) Xiwang Sugar Holdings Co. Ltd.                                 Hong Kong        9,359,681        3,086,040
                                                                                                   --------------
                                                                                                       31,175,091
                                                                                                   --------------
       HOTELS, RESTAURANTS & LEISURE 0.2%
       NagaCorp Ltd.                                                   Cambodia       18,008,875        2,365,850
                                                                                                   --------------
       INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 1.9%
       Datang International Power Generation Co. Ltd., H                China         34,992,000       15,909,040
       Guangdong Electric Power Development Co. Ltd., B                 China          7,651,867        4,513,707
       Huaneng Power International Inc., H                              China          1,454,000          844,581
                                                                                                   --------------
                                                                                                       21,267,328
                                                                                                   --------------
       INDUSTRIAL CONGLOMERATES 2.7%
       Shanghai Industrial Holdings Ltd.                                China          6,539,000       29,982,085
                                                                                                   --------------
       INSURANCE 2.3%
       China Life Insurance Co. Ltd., H                                 China          5,272,000       25,259,156
                                                                                                   --------------
       INTERNET SOFTWARE & SERVICES 0.6%
   (b) Sohu.com Inc.                                                    China            116,000        6,333,600
                                                                                                   --------------
       IT SERVICES 0.4%
       Travelsky Technology Ltd., H                                     China          5,629,706        4,713,023
                                                                                                   --------------
       LEISURE EQUIPMENT & PRODUCTS 0.2%
       Yorkey Optical International Cayman Ltd.                         China         11,491,000        2,382,781
                                                                                                   --------------
       MACHINERY 1.0%
       Lonking Holdings Ltd.                                            China         10,809,000        8,074,470
(a, b) Sany Heavy Equipment International Holdings Co. Ltd., 144A       China            320,000          358,566
       Shanghai Prime Machinery Co. Ltd., H                             China            500,000          103,036
       Shin Zu Shing Co. Ltd.                                           Taiwan           465,504        1,979,776
                                                                                                   --------------
                                                                                                       10,515,848
                                                                                                   --------------
       MARINE 0.5%
       China Shipping Development Co. Ltd., H                           China          1,764,000        2,880,835
       Sinotrans Shipping Ltd.                                        Hong Kong        5,730,500        2,730,830
                                                                                                   --------------
                                                                                                        5,611,665
                                                                                                   --------------
       MEDIA 0.0%(C)
   (b) Next Media Ltd.                                                Hong Kong        2,594,000          384,210
                                                                                                   --------------
       METALS & MINING 0.8%
       Angang Steel Co. Ltd., H                                         China          3,844,000        7,040,175
   (b) China Zhongwang Holdings Ltd.                                    China            857,600          751,094

TEMPLETON DRAGON FUND, INC.
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

   (d) Fushan International Energy Group Ltd.                         Hong Kong          808,000   $      613,994
                                                                                                   --------------
                                                                                                        8,405,263
                                                                                                   --------------
       OIL, GAS & CONSUMABLE FUELS 25.6%
       China Coal Energy Co., H                                         China          3,237,000        5,061,298
       China Petroleum and Chemical Corp., H                            China         97,904,000       80,070,889
       China Shenhua Energy Co. Ltd., H                                 China          7,424,000       31,936,323
       CNOOC Ltd.                                                       China         38,862,000       63,766,865
   (b) Inner Mongolia Yitai Coal Co. Ltd., B                            China            163,900        1,529,023
       PetroChina Co. Ltd., H                                           China         52,788,000       61,733,592
       Yanzhou Coal Mining Co. Ltd., H                                  China         15,172,000       36,385,052
                                                                                                   --------------
                                                                                                      280,483,042
                                                                                                   --------------
       PHARMACEUTICALS 0.1%
       Tong Ren Tang Technologies Co. Ltd., H                           China            713,000        1,294,819
                                                                                                   --------------
       REAL ESTATE MANAGEMENT & DEVELOPMENT 3.8%
       Agile Property Holdings Ltd.                                     China          1,442,000        1,968,664
       Cheung Kong (Holdings) Ltd.                                    Hong Kong          933,000       12,016,615
       Hopewell Holdings Ltd.                                         Hong Kong        7,088,000       20,996,748
       Soho China Ltd.                                                  China         12,384,000        7,065,862
                                                                                                   --------------
                                                                                                       42,047,889
                                                                                                   --------------
       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3.7%
       MediaTek Inc.                                                    Taiwan           540,567        9,383,395
       Taiwan Semiconductor Manufacturing Co. Ltd.                      Taiwan        16,377,136       31,730,137
                                                                                                   --------------
                                                                                                       41,113,532
                                                                                                   --------------
       SOFTWARE 0.7%
       Kingdee International Software Group Co. Ltd., fgn.            Hong Kong       11,536,000        4,472,210
   (b) Shanda Interactive Entertainment Ltd., ADR                       China             61,900        2,698,221
                                                                                                   --------------
                                                                                                        7,170,431
                                                                                                   --------------
       SPECIALTY RETAIL 0.1%
   (b) I.T Ltd.                                                       Hong Kong        9,303,993        1,629,704
                                                                                                   --------------
       TEXTILES, APPAREL & LUXURY GOODS 0.4%
       Anta Sports Products Ltd.                                        China          1,766,000        2,911,395
       Weiqiao Textile Co. Ltd., H                                      China          1,545,500        1,222,188
                                                                                                   --------------
                                                                                                        4,133,583
                                                                                                   --------------
       TRANSPORTATION INFRASTRUCTURE 1.0%
       Cosco Pacific Ltd.                                               China          6,792,906       10,306,267
       Rickmers Maritime (Trust Units)                                Singapore        2,469,000          476,539
                                                                                                   --------------
                                                                                                       10,782,806
                                                                                                   --------------
       WIRELESS TELECOMMUNICATION SERVICES 5.0%
       China Mobile Ltd.                                                China          5,676,000       54,608,906
                                                                                                   --------------
       TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS (COST $498,137,646)                           1,086,883,413
                                                                                                   --------------
       SHORT TERM INVESTMENTS (COST $8,904,594) 0.8%
       MONEY MARKET FUNDS 0.8%
   (e) Institutional Fiduciary Trust Money Market Portfolio,
       0.00%                                                        United States      8,904,594        8,904,594
                                                                                                   --------------
       TOTAL INVESTMENTS (COST $507,042,240) 99.8%                                                  1,095,788,007
       OTHER ASSETS, LESS LIABILITIES 0.2%                                                              1,786,409
                                                                                                   --------------
       NET ASSETS 100.0%                                                                           $1,097,574,416
                                                                                                   ==============

TEMPLETON DRAGON FUND, INC.
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

(a) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At March 31, 2010, the aggregate value of these securities was $17,833,932, representing 1.62% of net assets.

(b)  Non-income producing.

(c)  Rounds to less than 0.1% of net assets.

(d)  A portion or all of the security purchased on a delayed delivery basis.

(e) The Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.
Templeton Dragon Fund
Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Templeton Dragon Fund, Inc. (Fund) is registered under the Investment Company Act of 1940, as amended, as a closed-end investment company.

2. FINANCIAL INSTRUMENT VALUATION

The Fund values its investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

Under procedures approved by the Fund's Board of Directors, the Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity and other securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities may be valued utilizing a market-based approached in which the fundamental characteristics or relationships to similar securities are used to determine the fair value of the security held.

The Fund has procedures to determine the fair value of investments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Fund primarily employs a market-based approach, which may use prices of recent transactions, various market multiples, book values, and other relevant information for the investment, related assets or liabilities or other comparable assets or liabilities to determine the fair value of the investment. In developing this fair value, the Fund may also give consideration to an income-based approach valuation, which considers anticipated future cash flows of the investment and converts those amounts into a net present value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had a ready market existed.

Trading in securities on foreign exchanges and over-the-counter markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a foreign security held by the Fund. As a result, variances may arise between the value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these discrepancies, the investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

Investments in open-end mutual funds are valued at the closing net asset value.

3. INCOME TAXES

At March 31, 2010, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments                          $510,093,044
                                             ============
Unrealized appreciation                      $601,460,880
Unrealized depreciation                       (15,765,917)
                                             ------------
Net unrealized appreciation (depreciation)   $585,694,963
                                             ============

4. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At March 31, 2010, all of the Fund's investments in securities carried at fair value were in Level 1 inputs. For detailed industry descriptions, see the accompanying Statement of Investments.

5. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

ABBREVIATIONS

PORTFOLIO

ADR - American Depository Receipts

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and
Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON DRAGON FUND, INC.


By /s/ LAURA F. FERGERSON
----------------------------------
    Laura F. Fergerson
    Chief Executive Officer -
    Finance and Administration
    Date May 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/ LAURA F. FERGERSON
----------------------------------
    Laura F. Fergerson
    Chief Executive Officer -
    Finance and Administration
    Date May 27, 2010


By /s/MARK H. OTANI
 ---------------------------------
   Mark H. Otani
   Chief Financial Officer and
   Chief Accounting Officer
     Date May 27, 2010